Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected Tax Charge/(Credit) and Reconciles to Actual Tax Charge/(Credit) [Abstract]
Loss before tax	$ 22,456	$ 9,202	$ 446
Tax credit calculated at the domestic tax rate 12.5%	(2,807)	(1,150)	(56)
Tax effects of [Abstract]
Losses for which no deferred tax asset was recognized	2,625	1,150	56
Other permanent differences	182	0	0
Tax charge/(credit)	$ 0	$ 0	$ 0
Domestic tax rate	12.50%	12.50%	12.50%